Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Policy charges	$ 2,216	$ 2,065	$ 1,849
Premiums	786	831	724
Net investment income	1,982	1,900	1,849
Net realized investment gains (losses), including other-than-temporary impairment losses	82	(1,078)	678
Other revenues	14	11	17
Total revenues	5,080	3,729	5,117
Benefits and expenses
Interest credited to policyholder account values	1,078	1,096	1,067
Benefits and claims	1,662	1,502	1,354
Amortization of deferred policy acquisition costs	68	207	374
Other expenses, net of deferrals	1,044	1,055	981
Total benefits and expenses	3,852	3,860	3,776
Income (loss) before federal income taxes and noncontrolling interests	1,228	(131)	1,341
Federal income tax expense (benefit)	293	(147)	313
Net income	935	16	1,028
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82
Net income attributable to Nationwide Life Insurance Company	$ 1,031	$ 110	$ 1,110